- COMMON STOCK (Details Text)	Jun. 30, 2016 USD ($) $ / shares
- COMMON STOCK [Abstract]
Common Stock Shares Authorized | $	$ 4,500,000
Common Stock Par Value | $ / shares	$ 0.001